Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 159,041	$ (262,321)	$ 38,736	$ (12,711)
Other comprehensive income (loss) ("OCI"):
Foreign currency translation adjustment, net of tax expense of $1,310 and $3,190 (2023 - tax recovery $3,418 and $3,038), respectively (notes 21(b)(iii) and 21(b)(iv))	10,933	130	4,416	15,555
Change in fair value of cash flow hedges, net of tax expense of $2,165 and $6,995 (2023 - tax expense of $3,737 and recovery of $178), respectively (note 21(b)(ii))	29,190	36,421	38,652	54,286
Change in pension and other post-employment benefits, net of tax recovery of $394 and $1,768 (2023 - tax recovery of $281 and $445), respectively	(1,143)	(823)	(5,174)	(1,303)
OCI, net of tax	38,980	35,728	37,894	68,538
Comprehensive income (loss)	198,021	(226,593)	76,630	55,827
Comprehensive loss attributable to the non-controlling interests	(42,049)	(8,693)	(73,906)	(29,407)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	$ 240,070	$ (217,900)	$ 150,536	$ 85,234